Fees Summary	Dec. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 777,000
Previously Paid Amount	0.00
Total Fee Amount	118.96
Total Offset Amount	0.00
Net Fee	118.96
Narrative - Max Aggregate Offering Price	$ 777,000
Final Prospectus	true